LEASES (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities One [Member]
IfrsStatementLineItems [Line Items]
Contract terms	1 year
Nominal rate	14.39%	5.34%
Real rate	8.31%	0.86%
Lease Liabilities Two [Member]
IfrsStatementLineItems [Line Items]
Contract terms	2 years
Nominal rate	14.36%	5.24%
Real rate	7.09%	1.02%
Lease Liabilities Three [Member]
IfrsStatementLineItems [Line Items]
Contract terms	3 years
Nominal rate	13.72%	6.83%
Real rate	6.71%	2.60%
Lease Liabilities Four [Member]
IfrsStatementLineItems [Line Items]
Contract terms	4 years
Nominal rate	12.40%	8.49%
Real rate	6.68%	4.41%
Lease Liabilities Five [Member]
IfrsStatementLineItems [Line Items]
Contract terms	5 years
Nominal rate	16.24%	9.69%
Real rate	8.21%	4.85%
Lease Liabilities Six [Member]
IfrsStatementLineItems [Line Items]
Contract terms	6 years
Nominal rate	13.66%	10.61%
Real rate	7.20%	5.15%
Lease Liabilities Seven [Member]
IfrsStatementLineItems [Line Items]
Contract terms	7 years
Nominal rate		11.18%
Real rate		10.56%
Lease Liabilities Eight [Member]
IfrsStatementLineItems [Line Items]
Contract terms	12 years
Nominal rate		9.85%
Real rate		5.55%
Lease Liabilities Nine [Member]
IfrsStatementLineItems [Line Items]
Contract terms	15 years
Nominal rate	17.89%
Real rate	10.24%
Lease Liabilities Ten [Member]
IfrsStatementLineItems [Line Items]
Contract terms	16 years
Nominal rate		12.44%
Real rate		6.70%
Lease Liabilities Eleven [Member]
IfrsStatementLineItems [Line Items]
Contract terms	17 years
Nominal rate	12.29%	13.12%
Real rate	6.63%	6.77%
Lease Liabilities Twelve [Member]
IfrsStatementLineItems [Line Items]
Contract terms	18 years
Nominal rate	14.74%	13.01%
Real rate	8.05%	6.70%
Lease Liabilities Thirteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	19 years
Nominal rate	18.27%
Real rate	10.53%
Lease Liabilities Fourteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	20 years
Nominal rate		12.95%
Real rate		7.07%